S000089216 [Member] Investment Objectives and Goals - Parnassus Core Select ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Parnassus Core Select ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Parnassus Core Select ETF has a primary objective of capital appreciation.